Stock-Based Compensation - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 03, 2021	Jul. 28, 2020	Jul. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation				$ 627,000	$ 258,000	$ 1,789,000	$ 672,000	$ 1,079,000	$ 504,000
Unrecognized compensation cost				$ 4,780,000		$ 4,780,000		$ 5,557,000
Unrecognized compensation cost, period of recognition						2 years 10 months 2 days		3 years 3 months 21 days
Expected dividend yield					0.00%	0.00%	0.00%	0.00%	0.00%
Granted (in shares)				0		229,053		2,181,900
Weighted-average grant date fair value of options granted (in USD per share)					$ 0.89	$ 6.13	$ 0.74	$ 2.01	$ 0.57
Tax benefit				$ 0	$ 0	$ 0	$ 0	$ 0
Aggregate intrinsic value of options outstanding				150,739,000		150,739,000		36,816,000	$ 1,401,000
Aggregate intrinsic value of options exercised				11,918,000		12,410,000		566,000	$ 55,000
Aggregate intrinsic value of options exercisable				$ 73,732,000		$ 73,732,000		$ 14,967,000
Vested (in shares)				51,762
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period						4 years
Stock-based compensation				$ 139,000		$ 284,000	$ 0
Awards granted (in shares)				9,462		164,487	0
Vested (in shares)						0
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period		3 years
Awards granted (in shares)		156,852
Fair value of awards granted		$ 291,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and authorized (in shares)	3,000,667			3,000,667		3,000,667
Percent of outstanding shares	1.00%					1.00%
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and authorized (in shares)			10,163,772						8,682,600
Award vesting period			4 years
Award expiration period			10 years
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and authorized (in shares)				13,503,001		13,503,001
Percent of outstanding shares						5.00%